Note 14 - Lease Obligations - Future Maturities of Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Note 14 - Lease Obligations - Future Maturities of Lease Obligations (Details)
2021, operating leases	$ 8,956
2021, finance leases	756
2021	9,712
2022, operating leases	9,956
2022, finance leases	0
2022	9,956
2023, operating leases	9,723
2023, finance leases	0
2023	9,723
2024, operating leases	9,361
2024, finance leases	0
2024	9,361
2025, operating leases	9,612
2025, finance leases	0
2025	9,612
Thereafter, operating leases	14,119
Thereafter, finance leases	0
Thereafter	14,119
Total lease payments, operating leases	61,727
Total lease payments, finance leases	756
Total lease payments	62,483
Less imputed interest, operating leases	(15,785)
Less imputed interest, finance leases	(22)
Less imputed interest	(15,807)
Total, operating leases	45,942
Total, finance leases	734	$ 1,869
Total	$ 46,676